UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Emerging Markets Equity Research ETF (TEMR)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Emerging Markets Equity Research ETF (the "fund") for the period of March 11, 2026 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Research ETF	$6	0.40%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$21,542
  Number of Portfolio Holdings263
  Portfolio Turnover Rate71.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.3%
Financials	20.3
Consumer Discretionary	9.3
Industrials & Business Services	7.3
Communication Services	6.5
Materials	6.5
Energy	4.1
Health Care	3.2
Consumer Staples	2.6
Other	3.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	15.7%
Samsung Electronics	6.9
SK Hynix	4.2
Tencent Holdings	3.9
Alibaba Group Holding	3.0
Delta Electronics	1.6
China Construction Bank	1.5
MediaTek	1.2
HDFC Bank	1.0
Hon Hai Precision Industry	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Equity Research ETF (TEMR)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1252-053 06/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2026
T. ROWE PRICE
TEMR	Emerging Markets Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

3/11/26(1) Through
4/30/26
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.06
Net realized and unrealized gain/loss	1.87
Total from investment activities	1.93
NET ASSET VALUE
End of period	$ 26.93
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	7.72%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.40%(5)
Net expenses after waivers/payments by Price Associates	0.40%(5)
Net investment income	1.84%(5)
Portfolio turnover rate(6)	71.3%
Net assets, end of period (in thousands)	$ 21,542

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

April 30, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%
Common Stocks 0.2%
Grupo Financiero Galicia, ADR (USD) (1)	412	17
Vista Energy, ADR (USD) (1)	337	25
Total Argentina (Cost $39)		42
BRAZIL 4.2%
Common Stocks 4.2%
Axia Energia, ADR (USD)	2,775	35
B3 SA - Brasil Bolsa Balcao	6,377	23
Banco BTG Pactual	6,140	74
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (USD)	1,266	43
CPFL Energia	1,495	15
Embraer, ADR (USD)	493	31
Energisa	1,749	19
Equatorial	3,965	34
Itau Unibanco Holding, ADR (USD)	17,452	152
Localiza Rent a Car	3,157	29
NU Holdings, Class A (USD) (1)	8,639	125
Petroleo Brasileiro - Petrobras, ADR (USD)	8,409	185
Raia Drogasil	9,378	41
Rede D'Or Sao Luiz	4,686	36
Vale, ADR (USD)	1,857	30
WEG	4,168	38
Total Brazil (Cost $869)		910
CANADA 0.4%
Common Stocks 0.4%
Aris Mining (1)	2,492	45
DPM Metals	986	33
Total Canada (Cost $88)		78

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile, ADR (USD)	821	31
Total Chile (Cost $33)		31
CHINA 22.6%
Common Stocks 22.6%
Alibaba Group Holding (HKD)	38,700	638
Atour Lifestyle Holdings, ADR (USD)	616	24
Bank of China, Class H (HKD)	35,000	23
BeOne Medicines (HKD) (1)	3,300	75
BYD, Class H (HKD)	6,200	82
CGN Power, Class H (HKD)	39,000	17
China Construction Bank, Class H (HKD)	295,000	333
China Hongqiao Group (HKD)	12,500	53
China International Capital, Class H (HKD)	15,600	41
China Jushi, Class A	8,500	43
China Life Insurance, Class H (HKD)	15,000	55
China Merchants Bank, Class H (HKD)	18,000	109
China Pacific Insurance Group, Class H (HKD)	29,600	129
China Resources Beer Holdings (HKD)	12,000	41
China Resources Land (HKD)	11,500	48
China Resources Mixc Lifestyle Services (HKD)	7,800	47
China Shenhua Energy, Class H (HKD)	9,000	56
China Tower, Class H (HKD)	14,500	21
China Yangtze Power, Class A	4,300	17
Contemporary Amperex Technology, Class H (HKD)	600	47
CRRC, Class H (HKD)	46,000	31
CSPC Pharmaceutical Group (HKD)	20,000	22
ENN Energy Holdings (HKD)	2,000	16
Geely Automobile Holdings (HKD)	9,000	27
Hongfa Technology, Class A	11,100	51
Hua Hong Semiconductor, Class H (HKD) (1)	5,000	74

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial & Commercial Bank of China, Class H (HKD)	117,000	105
Innovent Biologics (HKD) (1)	3,000	35
JD Health International (HKD) (1)	4,200	25
Jiangsu Hengrui Pharmaceuticals, Class H (HKD)	9,600	80
Jiangsu Zhongtian Technology, Class A	7,500	37
Kunlun Energy (HKD)	18,000	17
Kweichow Moutai, Class A	100	20
Li Auto, Class A (HKD) (1)	2,600	23
Luckin Coffee, ADR (USD) (1)	644	23
Luxshare Precision Industry, Class A	5,200	52
Meituan, Class B (HKD) (1)	1,900	20
Midea Group, Class H (HKD)	1,800	21
MINISO Group Holding (HKD)	4,400	16
Muyuan Foods, Class H (HKD) (1)	5,200	28
NetEase (HKD)	6,000	140
New Oriental Education & Technology Group (HKD)	3,000	16
PDD Holdings, ADR (USD) (1)	1,597	160
PICC Property & Casualty, Class H (HKD)	14,000	25
Ping An Bank, Class A	38,700	65
Pop Mart International Group (HKD)	600	12
Sany Heavy Equipment International Holdings (HKD)	49,000	68
Shenzhen Inovance Technology, Class A	4,200	42
Shenzhou International Group Holdings (HKD)	3,500	21
Suzhou TFC Optical Communication, Class A	400	18
Tencent Holdings (HKD)	13,700	832
Tongcheng Travel (HKD)	8,800	20
Trip.com Group (HKD) (1)	1,450	78
Wanhua Chemical Group, Class A	6,700	88
Weichai Power, Class H (HKD)	14,000	70
WuXi AppTec, Class H (HKD)	3,400	60
Wuxi Biologics Cayman (HKD) (1)	6,500	28
WuXi XDC Cayman (HKD) (1)	4,000	30
Xiaomi, Class B (HKD) (1)	29,000	109

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Xpeng, Class A (HKD) (1)	2,700	22
Yankershop Food, Class A	2,900	25
Yankuang Energy Group, Class H (HKD)	22,000	46
Yum China Holdings (HKD)	900	44
Yunnan Aluminium, Class A	4,300	20
Zhongji Innolight, Class A	600	76
Zijin Mining Group, Class H (HKD)	28,000	130
Total China (Cost $4,978)		4,867
COLOMBIA 0.1%
Common Stocks 0.1%
Grupo Cibest, ADR (USD)	441	30
Total Colombia (Cost $33)		30
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
CEZ	250	14
Total Czech Republic (Cost $14)		14
FINLAND 0.1%
Common Stocks 0.1%
Amer Sports (USD) (1)	645	23
Total Finland (Cost $22)		23
GREECE 0.4%
Common Stocks 0.4%
Eurobank	5,088	22
National Bank of Greece	2,872	46
Piraeus Bank	2,308	22
Total Greece (Cost $87)		90
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group	9,400	103

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Futu Holdings, ADR (USD)	250	39
Total Hong Kong (Cost $142)		142
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	778	104
Total Hungary (Cost $85)		104
INDIA 10.4%
Common Stocks 10.3%
Adani Ports & Special Economic Zone	3,226	57
Apollo Hospitals Enterprise	337	27
AU Small Finance Bank	1,959	21
Axis Bank, GDR (USD)	1,360	91
Bajaj Finance	7,590	76
Bharat Electronics	9,560	44
Bharti Airtel	6,440	129
Cholamandalam Investment & Finance	1,756	29
Coal India	4,191	21
Cummins India	870	49
Divi's Laboratories	1,420	98
Eternal (1)	16,061	42
Godrej Consumer Products	3,849	44
HDFC Bank, ADR (USD)	8,422	214
Hindalco Industries	4,140	45
Hindustan Aeronautics	380	17
Hindustan Unilever	2,785	66
Hyundai Motor India	2,137	41
ICICI Bank, ADR (USD)	6,665	177
Infosys, ADR (USD)	7,009	87
InterGlobe Aviation	375	17
Kotak Mahindra Bank	18,057	73
Larsen & Toubro, GDR (USD)	793	33
Mahindra & Mahindra, GDR (USD)	1,311	43

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MakeMyTrip (USD) (1)	318	15
NTPC	15,777	67
Polycab India	277	24
Power Grid Corp of India	18,140	61
Reliance Industries, GDR (USD) (2)	3,063	186
SBI Life Insurance	1,330	26
Shriram Finance	4,097	41
State Bank of India	2,278	26
Swiggy (1)	9,721	28
Tata Consultancy Services	1,433	38
Tata Steel	16,580	37
Titan	1,654	77
UltraTech Cement	234	29
Varun Beverages	5,321	29
		2,225
Exchange-Traded Funds 0.1%
iShares MSCI India ETF (USD)	547	27
Total India (Cost $2,243)		2,252
INDONESIA 0.4%
Common Stocks 0.4%
Bank Central Asia	161,200	55
Bank Mandiri Persero	102,300	26
Total Indonesia (Cost $95)		81
KUWAIT 0.4%
Common Stocks 0.4%
Gulf Bank KSCP	24,787	28
National Bank of Kuwait	20,438	57
Total Kuwait (Cost $86)		85

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MALAYSIA 0.4%
Common Stocks 0.4%
CIMB Group Holdings	47,300	91
Total Malaysia (Cost $97)		91
MEXICO 1.9%
Common Stocks 1.9%
America Movil, ADR (USD)	1,610	43
Arca Continental	2,418	29
Cemex, ADR (USD)	3,256	40
Fomento Economico Mexicano, ADR (USD)	479	57
Grupo Aeroportuario del Pacifico, Class B	1,065	27
Grupo Aeroportuario del Sureste, Class B	547	17
Grupo Financiero Banorte, Class O	1,892	20
Grupo Mexico, Series B	12,431	136
Industrias Penoles (1)	272	14
Wal-Mart de Mexico	11,497	36
Total Mexico (Cost $411)		419
NETHERLANDS 0.1%
Common Stocks 0.1%
Prosus	337	16
Total Netherlands (Cost $18)		16
PERU 0.8%
Common Stocks 0.8%
Credicorp (USD)	251	81
Southern Copper (USD)	501	86
Total Peru (Cost $181)		167
PHILIPPINES 0.6%
Common Stocks 0.6%
BDO Unibank	22,770	43

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
International Container Terminal Services	6,810	79
Total Philippines (Cost $131)		122
POLAND 0.7%
Common Stocks 0.7%
Bank Polska Kasa Opieki	1,058	66
ORLEN	1,057	39
Powszechny Zaklad Ubezpieczen	2,177	38
Total Poland (Cost $136)		143
PORTUGAL 0.1%
Common Stocks 0.1%
Jeronimo Martins	645	15
Total Portugal (Cost $16)		15
QATAR 0.4%
Common Stocks 0.4%
Qatar National Bank	17,070	81
Total Qatar (Cost $85)		81
SAUDI ARABIA 2.6%
Common Stocks 2.6%
Al Rajhi Bank	7,929	145
Dr Sulaiman Al Habib Medical Services Group	511	33
Etihad Etisalat	2,616	45
Rasan Information Technology (1)	463	18
SABIC Agri-Nutrients	589	23
Saudi Arabian Oil	15,457	115
Saudi Awwal Bank	4,127	38
Saudi Basic Industries	2,810	46
Saudi National Bank	9,963	104
Total Saudi Arabia (Cost $564)		567

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SINGAPORE 0.1%
Common Stocks 0.1%
Seatrium	10,000	19
Total Singapore (Cost $19)		19
SOUTH AFRICA 2.7%
Common Stocks 2.7%
Absa Group	2,349	33
Anglogold Ashanti	1,403	130
Aspen Pharmacare Holdings	3,461	29
Capitec Bank Holdings	374	97
Clicks Group	901	14
FirstRand	16,294	87
MTN Group	3,660	46
Naspers, Class N	1,734	94
Valterra Platinum	648	52
Total South Africa (Cost $615)		582
SOUTH KOREA 19.2%
Common Stocks 18.3%
Celltrion	439	60
DB Insurance	185	21
Doosan Enerbility (1)	932	81
Ecopro BM	169	24
Hana Financial Group	551	48
Hanwha Aerospace	102	98
HD Hyundai	157	33
HD Hyundai Heavy Industries	76	35
HD Hyundai Marine Solution	142	26
HD Korea Shipbuilding & Offshore Engineering	88	28
Hyosung Heavy Industries	16	43
Hyundai Mobis	403	117
Hyundai Motor	261	95

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hyundai Rotem	163	30
Kakao	452	14
KB Financial Group, ADR (USD)	986	110
Kia	669	69
Korea Electric Power, ADR (USD)	1,463	22
KT&G	214	26
LG Chem	398	108
LG Electronics	555	53
LG Energy Solution (1)	91	29
NAVER	236	34
POSCO Holdings, ADR (USD)	1,229	98
Samsung Biologics (1)	56	56
Samsung C&T	163	33
Samsung Electronics	6,671	1,005
Samsung Electronics, GDR (USD)	75	283
Samsung Fire & Marine Insurance	76	24
Samsung Heavy Industries (1)	2,764	61
Samsung Life Insurance	203	34
Shinhan Financial Group, ADR (USD)	602	41
SK	114	33
SK Hynix	1,009	900
SK Square (1)	248	144
Woori Financial Group	1,317	30
		3,946
Preferred Stocks 0.9%
Samsung Electronics	1,810	195
Total South Korea (Cost $3,515)		4,141
TAIWAN 25.3%
Common Stocks 25.3%
Accton Technology	2,000	147
Airtac International Group	1,000	47
ASE Technology Holding, ADR (USD)	2,774	87

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Cathay Financial Holding	25,000	61
Chunghwa Telecom, ADR (USD)	1,048	45
CTBC Financial Holding	49,000	81
Delta Electronics	5,000	351
E.Sun Financial Holding	46,000	46
Elite Material	1,000	149
Far EasTone Telecommunications	6,000	18
Fubon Financial Holding	21,000	60
Hon Hai Precision Industry, GDR (USD)	13,433	193
Jentech Precision Industrial	1,000	174
KGI Financial Holding	27,000	18
Lotes	1,000	84
MediaTek	3,000	250
Mega Financial Holding	22,000	27
Quanta Computer	3,000	30
SinoPac Financial Holdings	18,000	18
Taiwan Mobile	6,000	21
Taiwan Semiconductor Manufacturing	39,000	2,708
Taiwan Semiconductor Manufacturing, ADR (USD)	1,701	674
Unimicron Technology	3,000	85
United Microelectronics	10,000	25
Wistron	5,000	22
Yuanta Financial Holding	22,000	36
Total Taiwan (Cost $4,520)		5,457
THAILAND 1.6%
Common Stocks 1.6%
Bangkok Bank	6,600	33
Bangkok Dusit Medical Services, Class F	23,400	13
CP ALL	22,800	30
Gulf Development	8,400	15
PTT	25,000	27
PTT Exploration & Production	3,500	17
Siam Cement	4,100	30

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Thai Oil	86,900	129
WHA	306,000	42
Total Thailand (Cost $330)		336
TURKEY 0.5%
Common Stocks 0.5%
Akbank TAS	14,384	23
Aselsan Elektronik Sanayi Ve Ticaret	2,723	26
BIM Birlesik Magazalar	1,776	29
KOC Holding	3,754	17
Turkcell Iletisim Hizmetleri	5,595	14
Total Turkey (Cost $104)		109
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Abu Dhabi Commercial Bank	17,380	65
First Abu Dhabi Bank	10,589	51
Total United Arab Emirates (Cost $117)		116
UNITED KINGDOM 0.2%
Common Stocks 0.2%
Glencore (1)	5,841	45
Total United Kingdom (Cost $41)		45
UNITED STATES 0.1%
Common Stocks 0.1%
Coupang (1)	866	17
Total United States (Cost $16)		17
VIETNAM 0.3%
Common Stocks 0.3%
Hoa Phat Group	30,600	32
Mobile World Investment	9,600	31
Total Vietnam (Cost $62)		63

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	117,889	118
Total Short-Term Investments (Cost $118)		118
Total Investments 99.2% of Net Assets (Cost $19,910)		$21,373

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $186 and represents 0.9% of net assets.
(3)	Seven-day yield

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

April 30, 2026 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $19,910)	$21,373
Receivable for investment securities sold	2,182
Dividends receivable	16
Foreign currency (cost $13)	13
Total assets	23,584
Liabilities
Payable for investment securities purchased	2,035
Investment management and administrative fees payable	7
Total liabilities	2,042
NET ASSETS	$21,542
Net Assets Consists of:
Total distributable earnings (loss)	$1,542
Paid-in capital applicable to 800,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	20,000
NET ASSETS	$21,542
NET ASSET VALUE PER SHARE	$26.93
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
3/11/26 Through
4/30/26
Investment Income (Loss)
Dividend income (net of foreign taxes of $9)	$61
Investment management and administrative expense	11
Net investment income	50
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Foreign currency transactions	29
Change in net unrealized gain / loss on securities	1,463
Net realized and unrealized gain / loss	1,492
INCREASE IN NET ASSETS FROM OPERATIONS	$1,542
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
3/11/26 Through
4/30/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$50
Net realized gain	29
Change in net unrealized gain / loss	1,463
Increase in net assets from operations	1,542
Capital share transactions*
Shares sold	20,000
Increase in net assets from capital share transactions	20,000
Net Assets
Increase during period	21,542
Beginning of period	-
End of period	$21,542
*Share information (000s)
Shares sold	800
Increase in shares outstanding	800
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Equity Research ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on March 11, 2026. The fund seeks long-term capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,867	$18,166	$—	$21,033
Exchange-Traded Funds	27	—	—	27
Preferred Stocks	—	195	—	195
Short-Term Investments	118	—	—	118
Total	$3,012	$18,361	$—	$21,373
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $34,315,000 and $14,405,000, respectively, for the period ended April 30, 2026.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $19,910,000. Net unrealized gain aggregated $1,463,000 at period-end, of which $1,910,000 related to appreciated investments and $447,000 related to depreciated investments.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 750,000 shares of the fund, representing 94% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreements (Subadvisory Contracts) that the Adviser entered into with T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (Subadvisers) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadvisers.

T. ROWE PRICE EMERGING MARKETS EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, at the Meeting, the Board approved the initial Advisory Contract and Subadvisory Contracts for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1252-051 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026